Other payables and accrued expense (Tables)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2024
USD

Other payable	4,303
Accrued expense	2,000

6,303

30.9.2024
USD (Unaudited)

Other payable	4,303
Accrued expense	-

4,303

2025
USD

Accrued expenses	3,500
Other payables	15,003

18,503

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
	2024	2023
	Restated
	USD	USD

Other payables	719,711	122,270
Accruals	129,740	36,962
Deposit received	106,612	112,558

	956,063	271,790

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of Other payables and accruals
2024
USD

Other payable	4,441
Accruals	2,000

6,441

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Other payables	892,137	156,811
Accruals	151,710	29,908
Deposit received	32,721	104,466

	1,076,568	291,185